CUSTOMER DEPOSITS (Details 3) $ in Millions, $ in Millions		Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 154,885,224	$ 51,905.2	[1]	$ 143,887,055
Concentrations of Deposits Percentage		100.00%	100.00%		100.00%
Individuals [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 23,362,871			$ 36,983,897
Concentrations of Deposits Percentage		15.00%	15.00%		26.00%
Commerce [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 29,587,825			$ 20,717,015
Concentrations of Deposits Percentage		19.00%	19.00%		14.00%
Government and Colombian Government Entities [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 17,443,318			$ 14,879,219
Concentrations of Deposits Percentage		11.00%	11.00%		10.00%
Manufacturing [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 9,016,500			$ 7,902,332
Concentrations of Deposits Percentage		6.00%	6.00%		5.00%
Real Estates [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 6,197,620			$ 7,078,922
Concentrations of Deposits Percentage		4.00%	4.00%		5.00%
Colombian Municipalities [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 2,290,683			$ 3,289,615
Concentrations of Deposits Percentage		1.00%	1.00%		2.00%
Agriculture and livestock [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 2,401,684			$ 3,241,177
Concentrations of Deposits Percentage		2.00%	2.00%		2.00%
Foreign Governments [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 799,687			$ 1,048,947
Concentrations of Deposits Percentage		1.00%	1.00%		1.00%
Other [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers	[2]	$ 38,482,412			$ 29,154,408
Concentrations of Deposits Percentage	[2]	25.00%	25.00%		21.00%
Financial [Member]
Disclosure of Customer Deposits [Line Items]
Deposits from customers		$ 25,302,624			$ 19,591,523
Concentrations of Deposits Percentage		16.00%	16.00%		14.00%

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.
[2]	December 31, 2017, includes deposits from, education entities of Ps. 1,189,343, services sector of Ps. 10,201,383, science and technology Ps. 1,884,123, hydrocarbons Ps. 3,113,098, transport Ps. 1,990,271 and others in the sector Ps. 20,104,194.